Share-Based Payment (Details) ₪ / shares in Units, ₪ in Thousands			12 Months Ended
		Aug. 14, 2023 ILS (₪)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 ILS (₪) ₪ / shares	Dec. 31, 2022 ILS (₪) ₪ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2021
Share-Based Payment [Line Items]
Unexercised options expiration period			10 years
Exercisable over a vesting term	[1]
Fair value estimated amount (in New Shekels)		₪ 822	₪ 106	₪ 240	₪ 876
Vesting period		3 years
Excluding grant			1,763,854	1,805,230	1,826,519		795,519
Weighted average period			6 years 3 months	6 years 3 months	10 years
Board of Directors [Member]
Share-Based Payment [Line Items]
Option exercisable			194,500	291,000	1,031,000
Exercisable over a vesting term			1	1	1
Exercise price of per share | ₪ / shares				₪ 1.062	₪ 1.639
Board of Directors [Member] | Top of Range [Member]
Share-Based Payment [Line Items]
Exercise price of per share | $ / shares						$ 0.258
Option Plan [Member]
Share-Based Payment [Line Items]
Option available for future grants			3,299,270
Restricted share units [member]
Share-Based Payment [Line Items]
Option available for future grants		900,000
Excluding grant				900,000
Restricted share units [member] | CEO [Member]
Share-Based Payment [Line Items]
Exercise price of per share | (per share)				₪ 90,000		$ 360,000
Option [Member]
Share-Based Payment [Line Items]
Unrecognized compensation expense (in New Shekels)			₪ 306
Weighted average period			3 years

[1]	Excluding grant of 900,000 RSUs to the Company’s CEO during 2023, and exercise of 360,000 and 90,000 RSUs during 2024 and 2023, respectively. See Notes 12A and 13C6 above.